Shareholders' Equity - Schedule of Capital Transaction (Details) - Inversiones Disal Emergencia [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Schedule of Capital Transaction [Line Items]
Cash and cash equivalents	R$ 1,005
Other assets	25,650
Other liabilities	(323)
Total identifiable net assets	26,332
Total amount of consideration transferred	144,430
(-) Cash acquired	(1,005)
(-) Assumed value of the obligation to pay
Cash paid, net of cash received/receivable	143,425
Total amount of consideration, net	144,430
Total identifiable net assets	(26,332)
Goodwill paid on expected future profitability	R$ 118,098
Date of additional acquisition	Jun. 28, 2021
Company that acquired control	Emergência Participações S.A.
Value of acquisition	R$ (26,185)
Percentage acquired	100.00%